INCOME TAXES (Details) (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 01, 2016	Jul. 02, 2016	Oct. 03, 2015	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income tax (benefit) provision:
Current	$ 615		$ 499	$ 1,302	$ 1,007
Deferred	(2,458)		2,504	(59,468)	5,050	$ 7,458	$ 8,058	$ 5,782
Total income tax provision	$ (1,843)		$ 3,003	$ (58,166)	$ 6,057	$ 8,919	$ 8,389	$ 6,356
Effective income tax rate
Effective tax rate	(8.90%)		19.20%	(129.30%)	19.20%	19.40%	(28.40%)	(12.50%)
Expected rate	35.00%		35.00%			35.00%	35.00%	35.00%
Activity in the valuation allowance
Balance at Beginning of Period	$ 35,906		$ 120,232	$ 109,690	$ 126,392	$ 126,392	$ 94,952	$ 68,701
Valuation allowance released	(13,922)		(6,060)	(87,706)	(12,220)
Balance at end of period	21,984	$ 35,906	$ 114,172	$ 21,984	$ 114,172	$ 109,690	$ 126,392	$ 94,952
Valuation Allowance of Deferred Tax Assets
Activity in the valuation allowance
Valuation allowance released	$ 56,496	$ 1,678